Segment Disclosure - Schedule of Net System Sales Per Technology (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net Sales in EUR	€ 5,856,277	€ 5,245,326	€ 4,731,555
System Sales [Member]
Segment Reporting Information [Line Items]
Net system sales in unit	136	157	170
Net Sales in EUR	4,242,790	3,993,129	3,801,632
System Sales [Member] | EUV [Member]
Segment Reporting Information [Line Items]
Net system sales in unit	5	1	1
Net Sales in EUR	299,845	60,100	43,700
System Sales [Member] | ArFi [Member]
Segment Reporting Information [Line Items]
Net system sales in unit	76	77	72
Net Sales in EUR	3,477,718	3,120,719	2,715,221
System Sales [Member] | ArF Dry [Member]
Segment Reporting Information [Line Items]
Net system sales in unit	3	2	4
Net Sales in EUR	32,611	38,019	81,428
System Sales [Member] | KrF [Member]
Segment Reporting Information [Line Items]
Net system sales in unit	38	64	78
Net Sales in EUR	381,436	720,053	908,244
System Sales [Member] | I-Line [Member]
Segment Reporting Information [Line Items]
Net system sales in unit	14	13	15
Net Sales in EUR	€ 51,180	€ 54,238	€ 53,039